Taxes (Tables)	12 Months Ended
Jan. 31, 2022
Taxes
Summary of Income Tax Benefit (Provision)

Significant components of the income tax benefit (provision) consist of the following (in thousands):

	Fiscal 2022		Fiscal 2021
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021 to	February 1, 2021	August 28, 2020	February 1, 2020	Fiscal year ended
	January 31, 2022	to June 11, 2021	January 31, 2021	to August 27, 2020	January 31, 2020
CURRENT:
Federal	$(8,786)	$16,632	$172	$353	$1,063
State	(5,571)	4,288	706	(21)	363
Foreign	643	1,267	121	982	1,736
Current tax provision	(13,714)	22,187	999	1,314	3,162

DEFERRED:
Federal	12,853	(14,042)	(9,224)	9,264	939
State	5,601	(6,189)	(3,145)	3,297	(871)
Foreign	(9,044)	(5,477)	(3,107)	46,818	8,527
Deferred tax (benefit) / provision	9,410	(25,708)	(15,476)	59,379	8,595
Income tax (benefit) / provision	$(4,304)	$(3,521)	$(14,477)	$60,693	$11,757

Summary of Income before Income Tax, Domestic and Foreign

The following table presents the U.S. and foreign components of (loss) income before income taxes (in thousands):

	Fiscal 2022		Fiscal 2021
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021 to	February 1, 2021	August 28, 2020	February 1, 2020	Fiscal year ended
	January 31, 2022	to June 11, 2021	January 31, 2021	to August 27, 2020	January 31, 2020
Domestic	$(12,247)	$(21,838)	$(75,389)	$527,248	$(65,175)
Foreign	(50,803)	(32,122)	(28,842)	2,463,403	(653,797)
(Loss) income before income taxes	$(63,050)	$(53,960)	$(104,231)	$2,990,651	$(718,972)

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the relevant statutory rate to the Company’s effective tax rate is as follows:

	Fiscal 2022		Fiscal 2021
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021 to	February 1, 2021	August 28, 2020	February 1, 2020	Fiscal year ended
	January 31, 2022	to June 11, 2021	January 31, 2021	to August 27, 2020	January 31, 2020
Income tax provision (benefit) at United States (21.0%) / Luxembourg statutory rate (24.9%) / Irish Statutory rate (12.5%)	(21.0)%	(24.9)%	(24.9)%	12.5%	(12.5)%
Increase (decrease) in tax resulting from:
US State income taxes, net of federal benefit	(7.5)%	(2.5)%	(6.1)%	0.2%	(0.2)%
Foreign rate differential	5.8%	10.0%	6.5%	0.0%	(0.8)%
Global Intangible Low-Taxed Income	(1.1)%	0.0%	0.0%	0.0%	0.0%
Non-deductible expenses	0.3%	0.3%	0.5%	0.2%	1.4%
Non-deductible interest	(2.6)%	0.0%	0.0%	0.1%	0.0%
Non-deductible officer compensation	3.8%	0.0%	(0.3)%	0.0%	0.0%
Warrants	(5.8)%	0.0%	(0.7)%	0.0%	0.0%
Transaction costs	2.4%	0.1%	(8.5)%	0.0%	0.0%
Unrecognized tax benefit	7.6%	(2.4)%	(0.4)%	0.0%	0.3%
Change in valuation allowance	15.8%	7.0%	10.4%	(4.7)%	6.1%
Impairment of goodwill	0.0%	0.0%	0.0%	0.5%	5.6%
Reorganization and fresh start adjustments	0.0%	0.0%	9.8%	(7.5)%	0.0%
Return to provision adjustment	(3.5)%	5.5%	0.0%	0.7%	0.0%
Other	(1.0)%	0.4%	(0.2)%	0.0%	1.7%
Effective tax rate - provision (benefit)	(6.8)%	(6.5)%	(13.9)%	2.0%	1.6%

Schedule of Deferred Tax Assets and Liabilities

	Successor	Predecessor (SLH)
	January 31, 2022	January 31, 2021
ASSETS:
Net operating loss carryforwards	$77,586	$11,098
Deferred interest expense	58,237	35,741
Reserves and accruals	16,309	7,297
Lease liabilities	2,702	2,620
Tax credits	880	99
Transaction costs	6,049	19,609
Other intangibles	—	3,458
Gross deferred tax assets	161,763	79,922
Less: Valuation allowance	(144,717)	(57,562)
Net deferred tax assets	$17,046	$22,360
LIABILITIES:
Intangibles	$(102,819)	$(82,862)
Property and equipment, net	(5,823)	(1,834)
Accrued Interest	(4,007)	(4,522)
Right-of-use asset	(2,549)	(2,260)
Deferred revenue	—	(5,156)
Other	(1,243)	(4,299)
Gross deferred tax liabilities	(116,441)	(100,933)
Total net deferred tax liabilities, net	$(99,395)	$(78,573)

Schedule of Unrecognized Tax Benefits

	Fiscal 2022		Fiscal 2021
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021 to	February 1, 2021	August 28, 2020	February 1, 2020	Fiscal year ended
	January 31, 2022	to June 11, 2021	January 31, 2021	to August 27, 2020	January 31, 2020
Unrecognized tax benefits, beginning balances	$3,115	$3,918	$3,768	$3,773	$2,081
Increases for tax positions taken during the current period	6,161	—	—	—	—
Increases for tax positions taken during a prior period	5,975	—	37	35	1,987
Decreases for tax positions taken during a prior period	—	(788)	—	(40)	(295)
Other	(64)	(15)	452	—	—
Decreases resulting from the expiration of statute of limitations	(847)	—	(339)	—	—
Unrecognized tax benefits, ending balance	$14,340	$3,115	$3,918	$3,768	$3,773